SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenues	$ 6,695,000,000	$ 11,946,000,000	$ 13,444,000,000	$ 23,961,000,000
Direct operating costs	(4,698,000,000)	(10,119,000,000)	(9,370,000,000)	(20,189,000,000)
General and administrative expenses	(271,000,000)	(307,000,000)	(582,000,000)	(624,000,000)
Gain (loss) on dispositions, net	6,000,000	84,000,000	220,000,000	99,000,000
Gain (loss) on dispositions, net recorded in equity	(18,000,000)	22,000,000	(18,000,000)	82,000,000
Other income (expense), net	(55,000,000)	13,000,000	(36,000,000)	73,000,000
Interest income (expense), net	(801,000,000)	(778,000,000)	(1,571,000,000)	(1,574,000,000)
Current income tax (expense) recovery	(119,000,000)	(122,000,000)	(316,000,000)	(212,000,000)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	81,000,000	81,000,000	154,000,000	155,000,000
Depreciation and amortization expense	(767,000,000)	(809,000,000)	(1,497,000,000)	(1,617,000,000)
Impairment reversal (expense), net	(14,000,000)	0	(14,000,000)	10,000,000
Gain (loss) on dispositions, net recorded in equity	18,000,000	(22,000,000)	18,000,000	(82,000,000)
Other income (expense), net	(48,000,000)	(113,000,000)	(150,000,000)	(57,000,000)
Deferred income tax (expense) recovery	184,000,000	239,000,000	248,000,000	344,000,000
Non-cash items attributable to equity accounted investments	(58,000,000)	(50,000,000)	(139,000,000)	(101,000,000)
Net income (loss)	135,000,000	65,000,000	391,000,000	268,000,000
Direct costs	5,465,000,000	10,928,000,000	10,867,000,000	21,806,000,000
Other income (expense), net	(103,000,000)	(100,000,000)	(186,000,000)	16,000,000
Gain recognized on deconsolidation due to loss of control of our healthcare services operation	76,000,000		76,000,000
Expenses related to employee incentive payments	(35,000,000)		(35,000,000)
Net unrealized revaluation gain (loss)	(20,000,000)	8,000,000	(40,000,000)	46,000,000
Business separation expenses, stand-up costs and restructuring charges	(16,000,000)	13,000,000	(38,000,000)	18,000,000
Net loss on debt modification and extinguishment	(4,000,000)	13,000,000	(5,000,000)	8,000,000
Transaction costs	(1,000,000)	5,000,000	(11,000,000)	18,000,000
Other expenses	3,000,000	10,000,000	11,000,000	20,000,000
Equity accounted income (loss)	23,000,000	31,000,000	15,000,000	54,000,000	$ 90,000,000
Realized gain relating to upgrades completed for customers on certain vessels			19,000,000
Other expense, by function			4,000,000
Other expenses related to fair value adjustments			48,000,000
Net realized revaluation gain (loss)		2,000,000		15,000,000
Other income		3,000,000		2,000,000
Gain (loss) on derecognition and subsequent fair value measurement				50,000,000
Operating segments
Disclosure of operating segments [line items]
Revenues	2,612,000,000	3,639,000,000	5,230,000,000	7,163,000,000
Direct operating costs	(2,005,000,000)	(3,085,000,000)	(3,993,000,000)	(6,023,000,000)
General and administrative expenses	(104,000,000)	(107,000,000)	(215,000,000)	(221,000,000)
Gain (loss) on dispositions, net	2,000,000	81,000,000	116,000,000	96,000,000
Gain (loss) on dispositions, net recorded in equity	(4,000,000)	22,000,000	(4,000,000)	69,000,000
Other income (expense), net	(14,000,000)	5,000,000	4,000,000	67,000,000
Interest income (expense), net	(246,000,000)	(256,000,000)	(492,000,000)	(517,000,000)
Current income tax (expense) recovery	(39,000,000)	(42,000,000)	(121,000,000)	(72,000,000)
Preferred equity distributions	(13,000,000)	(13,000,000)	(26,000,000)	(26,000,000)
Equity accounted Adjusted EFO	45,000,000	45,000,000	80,000,000	84,000,000
Adjusted EFO	234,000,000	289,000,000	579,000,000	620,000,000
Depreciation and amortization expense	(231,000,000)	(251,000,000)	(451,000,000)	(504,000,000)
Impairment reversal (expense), net	(3,000,000)		(3,000,000)	5,000,000
Gain (loss) on dispositions, net recorded in equity	4,000,000	(22,000,000)	4,000,000	(69,000,000)
Other income (expense), net	(3,000,000)	(89,000,000)	(16,000,000)	(84,000,000)
Deferred income tax (expense) recovery	68,000,000	88,000,000	90,000,000	131,000,000
Non-cash items attributable to equity accounted investments	(43,000,000)	(35,000,000)	(97,000,000)	(71,000,000)
Net income (loss)	26,000,000	(20,000,000)	106,000,000	28,000,000
Expenses related to employee incentive payments			(16,000,000)
Net unrealized revaluation gain (loss)			5,000,000
Gain (loss) on derecognition and subsequent fair value measurement		82,000,000		82,000,000
Disposals of partnership’s canadian aggregates amounts				81,000,000
Operating segments | Offshore Oil Services
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net			114,000,000
Operating segments | Automotive
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net				15,000,000
Unallocated amounts
Disclosure of operating segments [line items]
Revenues	4,083,000,000	8,307,000,000	8,214,000,000	16,798,000,000
Direct operating costs	(2,693,000,000)	(7,034,000,000)	(5,377,000,000)	(14,166,000,000)
General and administrative expenses	(167,000,000)	(200,000,000)	(367,000,000)	(403,000,000)
Gain (loss) on dispositions, net	4,000,000	3,000,000	104,000,000	3,000,000
Gain (loss) on dispositions, net recorded in equity	(14,000,000)	0	(14,000,000)	13,000,000
Other income (expense), net	(41,000,000)	8,000,000	(40,000,000)	6,000,000
Interest income (expense), net	(555,000,000)	(522,000,000)	(1,079,000,000)	(1,057,000,000)
Current income tax (expense) recovery	(80,000,000)	(80,000,000)	(195,000,000)	(140,000,000)
Preferred equity distributions	13,000,000	13,000,000	26,000,000	26,000,000
Equity accounted Adjusted EFO	36,000,000	36,000,000	74,000,000	71,000,000
Depreciation and amortization expense	(536,000,000)	(558,000,000)	(1,046,000,000)	(1,113,000,000)
Impairment reversal (expense), net	(11,000,000)		(11,000,000)	5,000,000
Gain (loss) on dispositions, net recorded in equity	14,000,000	0	14,000,000	(13,000,000)
Other income (expense), net	(45,000,000)	(24,000,000)	(134,000,000)	27,000,000
Deferred income tax (expense) recovery	116,000,000	151,000,000	158,000,000	213,000,000
Non-cash items attributable to equity accounted investments	(15,000,000)	(15,000,000)	(42,000,000)	(30,000,000)
Net income (loss)	109,000,000	85,000,000	285,000,000	240,000,000
Business services
Disclosure of operating segments [line items]
Revenues	2,379,000,000	7,585,000,000	4,871,000,000	15,047,000,000
Depreciation and amortization expense	(208,000,000)	(248,000,000)	(430,000,000)	(502,000,000)
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues	1,372,000,000	2,353,000,000	2,773,000,000	4,536,000,000
Direct operating costs	(1,164,000,000)	(2,154,000,000)	(2,345,000,000)	(4,111,000,000)
General and administrative expenses	(31,000,000)	(35,000,000)	(62,000,000)	(73,000,000)
Gain (loss) on dispositions, net	2,000,000	0	2,000,000	15,000,000
Gain (loss) on dispositions, net recorded in equity	(4,000,000)	0	(4,000,000)	0
Other income (expense), net	0	2,000,000	2,000,000	51,000,000
Interest income (expense), net	(71,000,000)	(72,000,000)	(138,000,000)	(143,000,000)
Current income tax (expense) recovery	(13,000,000)	(17,000,000)	(31,000,000)	(38,000,000)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	14,000,000	9,000,000	25,000,000	17,000,000
Adjusted EFO	105,000,000	86,000,000	222,000,000	254,000,000
Infrastructure services
Disclosure of operating segments [line items]
Revenues	764,000,000	942,000,000	1,495,000,000	1,828,000,000
Depreciation and amortization expense	(175,000,000)	(222,000,000)	(340,000,000)	(434,000,000)
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues	238,000,000	322,000,000	472,000,000	629,000,000
Direct operating costs	(151,000,000)	(189,000,000)	(293,000,000)	(373,000,000)
General and administrative expenses	(18,000,000)	(20,000,000)	(39,000,000)	(39,000,000)
Gain (loss) on dispositions, net	0	0	114,000,000	0
Gain (loss) on dispositions, net recorded in equity	0	0	0	0
Other income (expense), net	1,000,000	0	21,000,000	12,000,000
Interest income (expense), net	(44,000,000)	(60,000,000)	(91,000,000)	(123,000,000)
Current income tax (expense) recovery	(7,000,000)	(3,000,000)	(13,000,000)	(4,000,000)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	19,000,000	26,000,000	33,000,000	46,000,000
Adjusted EFO	38,000,000	76,000,000	204,000,000	148,000,000
Industrials
Disclosure of operating segments [line items]
Revenues	3,552,000,000	3,419,000,000	7,078,000,000	7,086,000,000
Depreciation and amortization expense	(384,000,000)	(339,000,000)	(727,000,000)	(681,000,000)
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues	1,002,000,000	964,000,000	1,985,000,000	1,998,000,000
Direct operating costs	(688,000,000)	(739,000,000)	(1,350,000,000)	(1,532,000,000)
General and administrative expenses	(27,000,000)	(27,000,000)	(59,000,000)	(56,000,000)
Gain (loss) on dispositions, net	0	81,000,000	0	81,000,000
Gain (loss) on dispositions, net recorded in equity	0	22,000,000	0	69,000,000
Other income (expense), net	(15,000,000)	3,000,000	(19,000,000)	4,000,000
Interest income (expense), net	(111,000,000)	(86,000,000)	(218,000,000)	(176,000,000)
Current income tax (expense) recovery	(19,000,000)	(22,000,000)	(77,000,000)	(23,000,000)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	12,000,000	10,000,000	22,000,000	21,000,000
Adjusted EFO	154,000,000	206,000,000	284,000,000	386,000,000
Corporate and other
Disclosure of operating segments [line items]
Depreciation and amortization expense	0	0	0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Direct operating costs	(2,000,000)	(3,000,000)	(5,000,000)	(7,000,000)
General and administrative expenses	(28,000,000)	(25,000,000)	(55,000,000)	(53,000,000)
Gain (loss) on dispositions, net	0	0	0	0
Gain (loss) on dispositions, net recorded in equity	0	0	0	0
Other income (expense), net	0	0	0	0
Interest income (expense), net	(20,000,000)	(38,000,000)	(45,000,000)	(75,000,000)
Current income tax (expense) recovery	0	0	0	(7,000,000)
Preferred equity distributions	(13,000,000)	(13,000,000)	(26,000,000)	(26,000,000)
Equity accounted Adjusted EFO	0	0	0	0
Adjusted EFO	$ (63,000,000)	$ (79,000,000)	$ (131,000,000)	$ (168,000,000)